Financial Assets and Liabilities - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total	R$ 42,249,460	R$ 29,052,215	R$ 22,574,313
Current	4,929,069	3,518,225
Non-current	R$ 37,320,391	25,533,990
Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	4.55%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	1.90%
Secured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 5,147,093	R$ 3,712,596
Secured | TJLP | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	4.87%	5.57%
Secured | CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	2.78%	5.94%
Secured | BNDES | June-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJLP + 2.00%
Annual interest	7.09%
Maturity	Jun-2023
Loans, borrowings and debentures	R$ 0	R$ 83,174
Objective	Investment
Secured | BNDES | TJLP | June-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJLP
Annual interest	5.09%
Maturity	Jun-2023
Loans, borrowings and debentures	R$ 0	1,667
Objective	Investment
Secured | BNDES | URTJLP | December-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Annual interest	6.63%
Maturity	Dec-2029
Loans, borrowings and debentures	R$ 3,321,839	2,213,704
Objective	Investment
Secured | BNDES | URTJLP | March-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Annual interest	10.34%
Maturity	Mar-2022
Loans, borrowings and debentures	R$ 396	4,952
Objective	Investment
Secured | BNDES | Fixed | January-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	5.61%
Maturity	Jan-2025
Loans, borrowings and debentures	R$ 647,435	834,039
Objective	Investment
Secured | BNDES | Fixed | January-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	3.50%
Maturity	Jan-2024
Loans, borrowings and debentures	R$ 1,077	1,426
Objective	Investment
Secured | BNDES | TJ462 + 1.80% | October-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJ462 + 1.80%
Annual interest	7.89%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 0	144,573
Objective	Investment
Secured | BNDES | Selic + 1.80% | October-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic + 1.80%
Annual interest	5.52%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 0	73,540
Objective	Investment
Secured | BNDES | Selic | September-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	3.52%
Maturity	Sep-2020
Loans, borrowings and debentures	R$ 0	1,118
Objective	Investment
Secured | BNDES | Selic + 1.96% | June-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic + 1.96%
Annual interest	5.68%
Maturity	Jun-2023
Loans, borrowings and debentures	R$ 0	52,031
Objective	Investment
Secured | BNDES | IPCA [member] | November-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Annual interest	7.46%
Maturity	Nov-2021
Loans, borrowings and debentures	R$ 796	1,528
Objective	Investment
Secured | BNDES | IPCA + 3.25% | April-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.25%
Annual interest	7.75%
Maturity	Apr-2029
Loans, borrowings and debentures	R$ 807,438	0
Objective	Investment
Secured | BNDES | IPCA + 4.10% | April-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Annual interest	8.64%
Maturity	Apr-2029
Loans, borrowings and debentures	R$ 175,374	0
Objective	Investment
Secured | Export credit agreement | Euribor + 0.58% | September-2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	Euribor + 0.58%
Annual interest	0.58%
Maturity	Sep-2026
Loans, borrowings and debentures	R$ 104,108	79,528
Objective	Investment
Secured | European investment bank | U.S. Dollar + 3.88% | June-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + 3.88%
Annual interest	3.88%
Maturity	Jun-2020
Loans, borrowings and debentures	R$ 0	31,770
Objective	Investment
Secured | European investment bank | U.S. Dollar + 2.94% | September-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + 2.94%
Annual interest	2.94%
Maturity	Sep-2020
Loans, borrowings and debentures	R$ 0	29,081
Objective	Investment
Secured | European investment bank | U.S. Dollar + Libor 6-month + 0.54% | May-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + Libor 6-month + 0.54%
Annual interest	0.80%
Maturity	May-2021
Loans, borrowings and debentures	R$ 30,817	71,129
Objective	Investment
Secured | European investment bank | U.S. Dollar + Libor 6-month + 0.61% | September-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + Libor 6-month + 0.61%
Annual interest	0.89%
Maturity	Sep-2021
Loans, borrowings and debentures	R$ 57,813	89,336
Objective	Investment
Unsecured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 37,102,367	25,339,619
Unsecured | Foreign loans | GBP + Libor 6-month + 1.50% | July-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor 6-month + 1.50%
Annual interest	1.68%
Maturity	Jul-2021
Loans, borrowings and debentures	R$ 143,039	150,253
Objective	Acquisition
Unsecured | Foreign loans | GBP + Libor 6-month + 1.50% | December-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor 6-month + 1.50%
Annual interest	1.53%
Maturity	Dec-2022
Loans, borrowings and debentures	R$ 248,666	186,604
Objective	Acquisition
Unsecured | Foreign loans | GBP | Fixed | November-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP | Fixed
Annual interest	1.40%
Maturity	Nov-2022
Loans, borrowings and debentures	R$ 35,556	0
Objective	Acquisition
Unsecured | Foreign loans | GBP | Fixed | September-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	EUR | Fixed
Annual interest	1.16%
Maturity	Sep-2022
Loans, borrowings and debentures	R$ 2,095	3,561
Objective	Investment
Unsecured | Foreign loans | GBP + Libor 6-month + 1.10% | December-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor 6-month + 1.10%
Annual interest	1.21%
Maturity	Dec-2021
Loans, borrowings and debentures	R$ 142,091	106,643
Objective	Acquisition
Unsecured | Export Credit Note | CDI + 1.03% | February-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.03%
Annual interest	3.12%
Maturity	Feb-2023
Loans, borrowings and debentures	R$ 82,185	0
Objective	Investment
Unsecured | Export Credit Note | CDI + 0.80% | December-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.80%
Annual interest	2.72%
Maturity	Dec-2023
Loans, borrowings and debentures	R$ 505,061	512,078
Objective	Investment
Unsecured | Export Credit Note | CDI + 3.05% | March-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 3.05%
Annual interest	5.01%
Maturity	Mar-2021
Loans, borrowings and debentures	R$ 208,464	0
Objective	Investment
Unsecured | Export Credit Note | CDI + 3.15% | May-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 3.15%
Annual interest	5.11%
Maturity	Mar-2021
Loans, borrowings and debentures	R$ 468,516	0
Objective	Investment
Unsecured | Resolution 4131 | U.S. Dollar + Libor | February-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + Libor
Annual interest	2.90%
Maturity	Feb-2020
Loans, borrowings and debentures	R$ 0	81,107
Objective	Working capital
Unsecured | Resolution 4131 | U.S. Dollar | October-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	4.79%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 0	20,688
Objective	Working capital
Unsecured | Resolution 4131 | U.S. Dollar | Fixed | November-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	1.60%
Maturity	Nov-2022
Loans, borrowings and debentures	R$ 483,625	217,537
Objective	Working capital
Unsecured | Resolution 4131 | CDI | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI
Annual interest	4.60%
Maturity	Apr-2021
Loans, borrowings and debentures	R$ 206,908	0
Objective	Working capital
Unsecured | Resolution 4131 | U.S. Dollar + 3.67% | March-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + 3.67%
Annual interest	3.67%
Maturity	May-2023
Loans, borrowings and debentures	R$ 415,232	313,493
Objective	Investment
Unsecured | Resolution 4131 | U.S. Dollar + 1.59% | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + 1.59%
Annual interest	1.59%
Maturity	Apr-2021
Loans, borrowings and debentures	R$ 388,912	0
Objective	Investment
Unsecured | Banking credit certificates | IPCA + 0.81% | January-2048
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 0.81%
Annual interest	5.31%
Maturity	Jan-2048
Loans, borrowings and debentures	R$ 239,068	0
Objective	Working capital
Unsecured | Perpetual notes | U.S. Dollar | November-2040
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	8.25%
Maturity	Nov-2040
Loans, borrowings and debentures	R$ 2,631,100	2,040,752
Objective	Acquisition
Unsecured | Senior notes due 2023 | U.S. Dollar | Fixed | March-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	5.00%
Maturity	Mar-2023
Loans, borrowings and debentures	R$ 569,466	438,985
Objective	Acquisition
Unsecured | Senior notes due 2024 | U.S. Dollar | Fixed | February-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	7.38%
Maturity	Feb-2024
Loans, borrowings and debentures	R$ 4,514,289	3,318,895
Objective	Acquisition
Unsecured | Senior notes due 2024 | U.S. Dollar | Fixed | September-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	5.95%
Maturity	Sep-2024
Loans, borrowings and debentures	R$ 1,232,844	903,636
Objective	Acquisition
Unsecured | Senior notes due 2025 | U.S. Dollar | Fixed | January-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	5.88%
Maturity	Jan-2025
Loans, borrowings and debentures	R$ 3,067,359	2,182,089
Objective	Acquisition
Unsecured | Senior notes due 2027 | U.S. Dollar | Fixed | January-2027
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	7.00%
Maturity	Jan-2027
Loans, borrowings and debentures	R$ 4,379,812	3,234,648
Objective	Acquisition
Unsecured | Senior notes due 2028 | U.S. Dollar | Fixed | January-2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	5.25%
Maturity	Jan-2028
Loans, borrowings and debentures	R$ 2,640,840	0
Objective	Acquisition
Unsecured | Senior notes due 2029 | U.S. Dollar | Fixed | September-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ | Fixed
Annual interest	5.50%
Maturity	Sep-2029
Loans, borrowings and debentures	R$ 3,932,483	3,071,052
Objective	Acquisition
Unsecured | Prepayment | Libor 3-month + 3.50% | March-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	Libor 3-month + 3.50%
Annual interest	3.75%
Maturity	Mar-2021
Loans, borrowings and debentures	R$ 27,129	0
Objective	Working capital
Unsecured | Prepayment | Libor 3-month + 1.00% | November-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	Libor 3-month + 1.00%
Annual interest	1.21%
Maturity	Nov-2021
Loans, borrowings and debentures	R$ 104,318	80,931
Objective	Working capital
Unsecured | Prepayment | Libor 12-month + 0.76% | October-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	Libor 12-month + 0.76%
Annual interest	2.72%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 0	40,474
Objective	Working capital
Unsecured | Bank overdrafts | 125% of CDI | February-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	125% of CDI
Annual interest	5.53%
Maturity	Feb-2021
Loans, borrowings and debentures	R$ 4,318	740
Objective	Working capital
Unsecured | Debentures | 106% of CDI | February-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	106% of CDI
Annual interest	2.94%
Maturity	Feb-2021
Loans, borrowings and debentures	R$ 0	1,727,459
Objective	Working capital
Unsecured | Debentures | IPCA + 4.68% | February-2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA +4.68%
Annual interest	9.24%
Maturity	Feb-2026
Loans, borrowings and debentures	R$ 595,847	570,098
Objective	Investment
Unsecured | Debentures | IPCA + 4.50% | February-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA +4.50%
Annual interest	9.06%
Maturity	Feb-2029
Loans, borrowings and debentures	R$ 739,202	668,034
Objective	Investment
Unsecured | Debentures | IPCA + 5.57% | September-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA +5.57%
Annual interest	7.29%
Maturity	Sep-2020
Loans, borrowings and debentures	R$ 0	108,133
Objective	Investment
Unsecured | Debentures | CDI + 2.65% | August-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.65%
Annual interest	4.60%
Maturity	Aug-2025
Loans, borrowings and debentures	R$ 1,740,551	0
Objective	Investment
Unsecured | Debentures | IPCA + 6.80% | April-2030
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.80%
Annual interest	11.46%
Maturity	Apr-2030
Loans, borrowings and debentures	R$ 803,745	0
Objective	Investment
Unsecured | Debentures | IPCA + 3.90% | October-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.90%
Annual interest	8.43%
Maturity	Oct-2029
Loans, borrowings and debentures	R$ 1,025,777	895,249
Objective	Investment
Unsecured | Debentures | IPCA + 4.00% | October-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.00%
Annual interest	8.53%
Maturity	Oct-2029
Loans, borrowings and debentures	R$ 255,501	219,466
Objective	Investment
Unsecured | Debentures | IPCA + 7.14% | December-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.14%
Annual interest	9.40%
Maturity	Dec-2020
Loans, borrowings and debentures	R$ 0	318,412
Objective	Investment
Unsecured | Debentures | IPCA + 7.48% | December-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.48%
Annual interest	12.17%
Maturity	Dec-2022
Loans, borrowings and debentures	R$ 299,524	286,271
Objective	Investment
Unsecured | Debentures | IPCA + 7.36% | December-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.36%
Annual interest	12.04%
Maturity	Dec-2025
Loans, borrowings and debentures	R$ 97,956	94,367
Objective	Investment
Unsecured | Debentures | IPCA + 5.87% | December-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.87%
Annual interest	10.49%
Maturity	Dec-2023
Loans, borrowings and debentures	R$ 890,658	859,996
Objective	Investment
Unsecured | Debentures | IPCA + 4.33% | October-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.33%
Annual interest	8.88%
Maturity	Oct-2024
Loans, borrowings and debentures	R$ 452,457	431,817
Objective	Investment
Unsecured | Debentures | IGPM + 6.10% | May-2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6.10%
Annual interest	31.46%
Maturity	May-2028
Loans, borrowings and debentures	R$ 298,706	240,900
Objective	Investment
Unsecured | Debentures | CDI + 0.50% | October-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.50%
Annual interest	2.41%
Maturity	Oct-2022
Loans, borrowings and debentures	R$ 2,007,848	2,015,251
Objective	Investment
Unsecured | Working capital | CDI + 2.75% | July-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.75%
Annual interest	4.70%
Maturity	Jun-2022
Loans, borrowings and debentures	R$ 100,045	0
Objective	Working capital
Unsecured | Promissory Notes | CDI + 3.00% | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 3.00%
Annual interest	4.96%
Maturity	Apr-2021
Loans, borrowings and debentures	R$ 601,058	0
Objective	Investment
Unsecured | Promissory Notes | CDI + 3.40% | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 3.40%
Annual interest	5.36%
Maturity	Apr-2021
Loans, borrowings and debentures	R$ 520,116	R$ 0
Objective	Investment